Accounts receivable	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Accounts receivable
Accounts receivable

	March 31, 2013	March 31, 2012
Accounts receivable – trade	$66,823	$180,917
Accounts receivable – holdbacks	26,628	32,134
Income and other taxes receivable	3,375	—
Accounts receivable – other	3,643	1,288
Allowance for doubtful accounts (note 17(d))	—	(210)
	$100,469	$214,129

Accounts receivable – holdbacks represent amounts up to 10% under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved. As of March 31, 2013 there were $nil holdback balances (March 31, 2012– $6,038) which relate to contracts whereby the normal operating cycle is greater than one year and therefore are not expected to be collected within a year.